Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss from continuing operations	$ (6,246,310)	$ (1,404,293)	$ (47,366,915)	$ (3,311,823)
Net gain from discontinued operations		589,292	507,604	(784,206)
Net loss for the period	(6,246,310)	(815,001)	(46,859,311)	(4,096,029)
Adjustments for non-cash items:
Gain on loss of control of Canmart, net of cash surrendered and foreign currency translation adjustment		(12,999)	(12,999)
Depreciation and amortization	211,168	83,862	433,693	137,271
Depreciation and amortization from discontinued operations		926	926	265,284
Interest expenses	820,127	17,749	925,092	81,083
Interest income from Bridge loans		(38,116)		(6,446)
Loss (gain) on settlement on debt	120,623	(21,575)	(1,914,956)	(27,554)
Foreign exchange loss (gain), net	417,418
Change in fair value of financial liabilities at FVTPL			(1,750,820)
Interest expenses from discontinued operations				143,229
Fair value of RSUs granted and exercised				1,547,703
Gain on sale of subsidiary				(198,780)
Write-off of AP, net				(475,816)
Write-off of holdback payable				(400,000)
Write-off of loan receivable			235,686
Foreign exchange gain, net			(273,606)
Impairment loss			44,812,112
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	(255,216)	301,128	68,459	(254,676)
Prepayments	1,319,279	279,128	(1,344,237)	(285,588)
Inventory				366,215
Trade and other payables	298,313	(235,341)	(1,209,862)	(733,363)
Due to related parties	119,922	64,635	160,775	(42,898)
Cash flows used in operating activities	(3,194,676)	(375,604)	(6,729,048)	(3,980,365)
Cash flows from investing activities:
Additions to property, plant and equipment	(1,269,058)		(1,234,056)	(2,098,138)
Loan repayment		347	347	(16,602)
Cash surrendered on loss of control of Canmart		(174)	(174)
Cash paid for note consideration pursuant to acquisition of First Towers	(2,000,000)
Cash surrendered on sale of RPK				(105,175)
Net cash proceeds from sale of subsidiary				1,553,750
Cash lent for Bridge loan				(350,000)
Acquisition of First Towers, net of cash acquired and unpaid note consideration			(6,218,004)
Cash flows provided by (used in) investing activities	(3,269,058)	173	(7,451,887)	(1,016,165)
Cash flows from financing activities:
Proceeds from private placement		320,000	275,929	10,754,944
Proceeds from issuance of convertible promissory notes	7,000,000		12,000,000
Payment of offering costs in connection with the issuance of convertible promissory notes	(25,920)
Advances from (to) related parties		(578,604)	(220,030)	44,954
Repayment of advances from related parties		(62,596)	(62,596)	(1,470,826)
Loans received				65,282
Loan interest repayment	(155,506)	(201,206)	(201,206)	(104,920)
Lease payments	(44,526)		(113,782)	(300,000)
Cash flows provided by (used in) financing activities	6,774,048	(522,406)	11,678,315	8,989,434
Net increase (decrease) in cash and cash equivalents	310,314	(897,837)	(2,502,620)	3,992,904
Effects of exchange rate changes on cash and cash equivalents	(59,212)	(414,494)	(835,110)	(244,913)
Cash and cash equivalents at the beginning of the period	504,136	3,841,866	3,841,866	93,875
Cash and cash equivalents at the end of the period	$ 755,238	$ 2,529,535	$ 504,136	$ 3,841,866